Document and Entity Information	12 Months Ended
Aug. 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul 31, 2012
Registrant Name	MANNING & NAPIER FUND, INC /NY/
Central Index Key	0000751173
Amendment Flag	false
Document Creation Date	Jul 31, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	Aug 1, 2012

Strategic Income Conservative Series
Strategic Income Conservative Series Summary Section
Investment Goal
The Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Conservative Series (USD $)	Class S	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Conservative Series		Class S	Class I
Management Fee		none	none
Distribution (12b-1) Fees		none	none
Shareholder Services Fee	[1]	0.25%	none
Remainder of Other Expenses	[1]	0.35%	0.35%
Total Other Expenses	[1]	0.60%	0.35%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.72%	0.72%
Total Annual Fund Operating Expenses		1.32%	1.07%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.30%)	(0.30%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02%	0.77%
[1]	Other expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Income Conservative Series (USD $)	Class S	Class I
1 Year	104	79
3 Years	325	246

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series will invest in a combination of the Core Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, each a portfolio of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”).

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields.The Dividend Focus Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade debt securities.

The Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series. The asset allocation range for the Series is expected to be 15%-45% in the underlying stock funds (Dividend Focus Series and Real Estate Series) and 55%-85% in the underlying bond funds (Core Bond Series and High Yield Bond Series). The maximum allocations to each of the underlying Series are as follows: Dividend Focus Series, 45% of the Series’ net assets; Real Estate Series, 20% of the Series’ net assets; Core Bond Series, 85% of the Series’ net assets; High Yield Bond Series, 15% of the Series’ net assets.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Principal Risks of Investing in the Series
The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because a portion of the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Strategic Income Conservative Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Income Conservative Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to manage against capital risk and generate income with a
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondary goal of pursuing long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and AFFE are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series will invest in a combination of the Core Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, each a portfolio of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”).

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields.The Dividend Focus Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade debt securities.

The Series is managed with a more conservative asset allocation than the Strategic Income Moderate Series. The asset allocation range for the Series is expected to be 15%-45% in the underlying stock funds (Dividend Focus Series and Real Estate Series) and 55%-85% in the underlying bond funds (Core Bond Series and High Yield Bond Series). The maximum allocations to each of the underlying Series are as follows: Dividend Focus Series, 45% of the Series’ net assets; Real Estate Series, 20% of the Series’ net assets; Core Bond Series, 85% of the Series’ net assets; High Yield Bond Series, 15% of the Series’ net assets.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because a portion of the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Strategic Income Conservative Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	325
Strategic Income Conservative Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.35%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.07%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	246

[1]	Other expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Strategic Income Moderate Series
Strategic Income Moderate Series Summary Section
Investment Goal
The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.
Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Strategic Income Moderate Series (USD $)	Class S	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Strategic Income Moderate Series		Class S	Class I
Management Fee		none	none
Distribution (12b-1) Fees		none	none
Shareholder Services Fee	[1]	0.25%	none
Remainder of Other Expenses	[1]	0.45%	0.45%
Total Other Expenses	[1]	0.70%	0.45%
Acquired Fund Fees and Expenses (AFFE)	[1]	0.71%	0.71%
Total Annual Fund Operating Expenses		1.41%	1.16%
Less Fee Waiver and/or Expense Reimbursement	[2]	(0.40%)	(0.40%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.01%	0.76%
[1]	Other expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Example
The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Strategic Income Moderate Series (USD $)	Class S	Class I
1 Year	103	78
3 Years	322	243

Portfolio Turnover
The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Principal Investment Strategies
The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series will invest in a combination of the Core Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, each a portfolio of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”).

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Dividend Focus Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities.

The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 45%-75% in the underlying stock funds (Dividend Focus Series and Real Estate Series) and 25%-55% in the underlying bond funds (Core Bond Series and High Yield Bond Series). The maximum allocations to each of the underlying Series are as follows: Dividend Focus Series, 75% of the Series’ net assets; Real Estate Series, 30% of the Series’ net assets; Core Bond Series, 55% of the Series’ net assets; High Yield Bond Series, 20% of the Series’ net assets.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Principal Risks of Investing in the Series
The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because a portion of the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Summary of Past Performance
As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Strategic Income Moderate Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Income Moderate Series Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the Series.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Series shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the performance of the Series.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses and AFFE are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example below is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Series’ operating expenses remain the same (taking into account the Advisor’s contractual expense limitation until April 30, 2014). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series is designed to generate income, pursue capital growth in order to provide purchasing power protection, and to manage risk. The Series seeks to achieve its investment objective by investing in a combination of underlying funds according to an asset allocation strategy. The Series will invest in a combination of the Core Bond Series, Dividend Focus Series, High Yield Bond Series, and the Real Estate Series, each a portfolio of the Manning & Napier Fund, Inc. and advised by the Advisor (the “underlying funds”).

The Core Bond Series will invest, under normal circumstances, at least 80% of its net assets in investment grade bonds and other financial instruments with economic characteristics similar to bonds. The Core Bond Series is not subject to any maturity or duration restrictions, but will vary its average dollar weighted portfolio maturity and duration depending on the Advisor’s outlook for yields. The Dividend Focus Series will, under normal circumstances, invest at least 80% of its assets in dividend-paying common stocks selected using a quantitative strategy that seeks to identify stocks of companies that meet the following investment criteria at the time of purchase: attractive free cash flow yield, dividend yield at least equal to that of the broad equity market, and low probability of experiencing financial distress. The Dividend Focus Series invests primarily in the common stocks of mid to large capitalization companies (generally companies with market capitalizations of more than $2 billion at time of purchase). The High Yield Bond Series will invest, under normal circumstances, at least 80% of its net assets in bonds that are rated below investment grade (junk bonds) and other securities, principally exchange-traded funds (ETFs), that are designed to track the performance of non-investment grade securities. The Real Estate Series will invest, under normal circumstances, at least 80% of its net assets in securities of companies that are principally engaged in the real estate industry. The Real Estate Series may invest in equity securities of small, large, or mid-size companies, and it may also invest in debt securities, typically investment grade securities.

The Series is managed with a less conservative asset allocation than the Strategic Income Conservative Series. The asset allocation range for the Series is expected to be 45%-75% in the underlying stock funds (Dividend Focus Series and Real Estate Series) and 25%-55% in the underlying bond funds (Core Bond Series and High Yield Bond Series). The maximum allocations to each of the underlying Series are as follows: Dividend Focus Series, 75% of the Series’ net assets; Real Estate Series, 30% of the Series’ net assets; Core Bond Series, 55% of the Series’ net assets; High Yield Bond Series, 20% of the Series’ net assets.

The Series’ management team will actively adjust the Series’ allocation to the underlying funds in accordance with its investment goal and the Advisor’s view of prevailing market conditions, such as market trends, its outlook for a given asset class, and the underlying funds’ performance in various market conditions. Accordingly, the Series’ allocation to a particular underlying fund may increase or decrease throughout the year. At any given time, the Series’ allocation to the underlying funds may be affected by a number of factors, such as the performance of the underlying funds and the size and frequency of purchase and redemption orders.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Series
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the underlying funds’ assets among the various asset classes and market segments will cause the Series to underperform other Series with a similar investment objective.

Stock and bond markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.

Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of the Series’ shares. Redemptions by these institutions or individuals may impact the Series’ liquidity and net asset value (NAV).

Through its investments in the underlying funds, the Series will be subject to the risks of those funds, which include the following:

Investment risk — The Series may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.

Management risk — The underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser will make poor security selections. When making investment decisions for an underlying fund, the Advisor applies its own investment techniques and risk analyses, but there can be no guarantee that they will produce the desired results.

Fixed income risk — The prices of an underlying fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. The lower the quality of the bonds, the greater this risk becomes. An underlying fund’s investments in convertible securities are subject to interest rate risk and credit risk, which are described below.

Interest rate risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates. Longer-term bonds will experience greater fluctuations than shorter-term bonds in response to interest rate changes.

Credit risk — The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. This risk is greater for lower quality bonds, which include bonds rated lower than BBB by S&P or Baa by Moody’s (or determined to be of equivalent quality by the Advisor).

Prepayment and extension risk — Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price.

Equity risk — The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

Large-cap risk — Large-cap stocks tend to go in and out of favor based on market and economic conditions. During a period when large-cap stocks fall behind other types of investments — small-cap stocks, for instance — an underlying fund’s performance could be reduced to the extent its portfolio is holding large-cap stocks.

Small- and mid-cap risk — Historically, small- and mid-cap stocks have been riskier than large-cap stocks. Stock prices of smaller companies may be based in substantial part on future expectations rather than current achievements and may move sharply, especially during market upturns and downturns. Small- and mid-cap companies themselves may be more vulnerable to adverse business or economic events than larger, more established companies.

Foreign investment risk — An underlying fund’s investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs.

Quantitative strategy risk — Because a portion of the Dividend Focus Series’ portfolio is selected using a quantitative investment approach based largely on the Advisor’s review of historical information, the Dividend Focus Series is subject to additional risks. There is no guarantee that an investment approach based on historical information will produce the desired results in the future. If market dynamics change, the effectiveness of this investment approach may be limited. Further, the Advisor’s judgments regarding the investment criteria underlying the quantitative investment approach may prove to be incorrect.

Real estate securities risk — Securities of issuers in the real estate industry, including investments in real estate investment trusts (REITs) and real estate operating companies (REOCs), are subject to risks, including, but not limited to, the following: fluctuations in the value of real estate properties and interest rates, defaults by borrowers or tenants, extended vacancies and declining rents, a lack of ability to obtain mortgage financing or other limits to accessing the credit or capital markets, increased competition and overbuilding and increases in real estate or operating taxes. Any geographic concentration of an underlying fund’s real estate related investments could result in the underlying fund being subject to the above risks to a greater degree. In addition, REITs and REOCs have their own expenses, and an underlying fund that invests in REITs and REOCs will bear a proportionate share of those expenses.

High yield (junk) bond risk — High yield bonds are low-rated corporate or government bonds. They pay higher income than higher rated bonds to compensate for the higher risk assumed by their investors. These bonds may be issued by companies that are restructuring or by smaller, less well-established companies, or by those with heavy debt loads. In addition, foreign countries with political or economic instability may issue high yield bonds. Because of the types of issuers of these bonds, they carry more risk of default than higher rated bonds. High yield bonds are subject to the following additional risks:
  High yield bonds may underperform other sectors of the bond market, or the market as a whole.
  The performance of high yield bonds tends to be more volatile than that of other sectors of the bond market.
  Given the total size of the high yield bond market, high yield bonds can be less liquid than investment grade securities.
  An underlying fund’s investments in high yield bonds will subject it to a substantial degree of credit risk.
Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.

Liquidity risk — A particular investment may be difficult to purchase or sell. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.

Large redemption risk — Certain institutions or individuals may from time to time own (beneficially or of record) or control a significant percentage of an underlying fund’s shares. Redemptions by these institutions or individuals in an underlying fund may impact the underlying fund’s liquidity and net asset value (NAV).

The risks above could contribute to a decline in the value of the investments of the Series and/or the underlying funds and, consequently, the share price of the Series.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment whose performance is tied to these markets, the value of your investment in the Series will fluctuate, which means that you could lose money on your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-diversification risk — Certain of the underlying funds are non-diversified and, as such, may invest a greater percentage of their assets in the securities in a single issuer than an underlying fund that is diversified. A non-diversified underlying fund is more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified underlying fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Summary of Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Series had not commenced operations and did not have a performance history.
Strategic Income Moderate Series | Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.01%
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
Strategic Income Moderate Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	none
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fee	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.45%	[1]
Acquired Fund Fees and Expenses (AFFE)	rr_AcquiredFundFeesAndExpensesOverAssets	0.71%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.76%
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	243

[1]	Other expenses and AFFE are based on estimated amounts for the current fiscal year.
[2]	Manning & Napier Advisors, LLC (the "Advisor") has contractually agreed to limit its fees and reimburse expenses to the extent necessary so that the total direct annual fund operating expenses of each Class, exclusive of the shareholder services fee, do not exceed 0.05% of such Class's average daily net assets. This contractual waiver will continue until at least April 30, 2014 and may not be amended or terminated by the Advisor prior to such date without the prior approval of the Series' Board of Directors. The Advisor's agreement to limit each Class's operating expenses is limited to direct operating expenses and, therefore, does not apply to AFFE, which are indirect expenses incurred by the Series through its investments in the underlying funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MANNING & NAPIER FUND, INC /NY/
Prospectus Date	rr_ProspectusDate	Aug 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 31, 2012